Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (1.4%)
	Linde plc	75,456	30,961
	Newmont Corp. (XNYS)	176,496	16,014
	Ecolab Inc.	40,101	11,034
	Freeport-McMoRan Inc.	229,902	9,881
	Air Products & Chemicals Inc.	35,734	9,328
	Fastenal Co.	184,417	7,450
	Anglogold Ashanti plc (XNYS)	80,998	6,940
	Nucor Corp.	36,959	5,895
	Steel Dynamics Inc.	22,486	3,774
	International Paper Co.	84,599	3,340
	International Flavors & Fragrances Inc.	41,016	2,850
	Royal Gold Inc.	13,079	2,666
	Carpenter Technology Corp.	7,791	2,482
	Albemarle Corp.	19,083	2,481
	Reliance Inc.	8,464	2,364
*	RBC Bearings Inc.	5,000	2,225
	Avery Dennison Corp.	12,747	2,197
	CF Industries Holdings Inc.	26,111	2,055
	LyondellBasell Industries NV Class A	41,148	2,016
	Mueller Industries Inc.	17,588	1,932
	Southern Copper Corp.	13,514	1,821
	Alcoa Corp.	42,104	1,757
*	MP Materials Corp.	21,121	1,308
	Mosaic Co.	51,400	1,259
*	Solstice Advanced Materials Inc.	25,511	1,216
	Eastman Chemical Co.	18,921	1,175
*	Cleveland-Cliffs Inc.	90,034	1,174
	Hexcel Corp.	12,584	959
	Element Solutions Inc.	35,445	919
	Timken Co.	9,853	802
	Celanese Corp.	17,631	734
	NewMarket Corp.	926	707
	Ashland Inc.	7,351	389
	Scotts Miracle-Gro Co.	6,858	388
	Olin Corp.	18,095	382
	Westlake Corp.	5,260	351
	FMC Corp.	19,630	281
	Huntsman Corp.	25,860	270
			143,777
Consumer Discretionary (14.2%)
*	Amazon.com Inc.	1,541,433	359,493
*	Tesla Inc.	451,953	194,417
	Walmart Inc.	698,933	77,239
*	Netflix Inc.	680,968	73,259
	Costco Wholesale Corp.	71,316	65,154
	Home Depot Inc.	160,046	57,124
	McDonald's Corp.	114,875	35,820
	Walt Disney Co.	291,066	30,408
*	Uber Technologies Inc.	323,474	28,317
	TJX Cos. Inc.	179,788	27,313
	Booking Holdings Inc.	5,217	25,640
	Lowe's Cos. Inc.	90,178	21,866
	Starbucks Corp.	182,859	15,929
*	Spotify Technology SA	24,705	14,795
*	O'Reilly Automotive Inc.	137,003	13,933
	NIKE Inc. Class B	186,230	12,036
	General Motors Co.	153,069	11,254
	Marriott International Inc. Class A	36,635	11,166
	Royal Caribbean Cruises Ltd.	40,723	10,842

		Shares	Market Value ($000)
*	AutoZone Inc.	2,679	10,594
	Hilton Worldwide Holdings Inc.	36,876	10,511
*	Roblox Corp. Class A	98,132	9,325
	Ross Stores Inc.	51,912	9,155
*	Warner Bros Discovery Inc.	374,954	8,999
	Ford Motor Co.	629,617	8,361
	Electronic Arts Inc.	40,499	8,182
*	Airbnb Inc. Class A	68,371	7,999
*	Carvana Co.	21,262	7,963
*	Chipotle Mexican Grill Inc.	215,720	7,447
*	Take-Two Interactive Software Inc.	29,265	7,201
	Yum! Brands Inc.	44,921	6,882
	DR Horton Inc.	43,266	6,880
	Delta Air Lines Inc.	105,114	6,738
	Target Corp.	73,153	6,629
	eBay Inc.	74,072	6,132
*	Flutter Entertainment plc	28,209	5,890
*	Coupang Inc.	198,828	5,599
*	Copart Inc.	142,627	5,560
*	United Airlines Holdings Inc.	52,433	5,346
	Garmin Ltd.	26,167	5,111
	Expedia Group Inc.	19,558	5,001
	Tractor Supply Co.	85,595	4,689
	Lennar Corp. Class A	35,383	4,646
*	Carnival Corp.	173,907	4,483
	PulteGroup Inc.	31,407	3,995
*	Ulta Beauty Inc.	7,207	3,883
	Dollar General Corp.	35,095	3,843
	Restaurant Brands International Inc.	51,713	3,743
	Omnicom Group Inc.	51,747	3,706
	Estee Lauder Cos. Inc. Class A	39,372	3,704
	Tapestry Inc.	33,136	3,621
*	Dollar Tree Inc.	31,469	3,487
	Williams-Sonoma Inc.	18,971	3,415
	Darden Restaurants Inc.	18,910	3,396
	Las Vegas Sands Corp.	49,447	3,370
*	Live Nation Entertainment Inc.	25,594	3,364
*	NVR Inc.	442	3,318
*	Liberty Media Corp.-Liberty Formula One Class C	33,533	3,218
*	Lululemon Athletica Inc.	17,103	3,150
	Somnigroup International Inc.	32,505	2,975
	RB Global Inc. (XTSE)	29,656	2,912
	Genuine Parts Co.	22,236	2,900
*	Trade Desk Inc. Class A	71,961	2,847
	Rollins Inc.	45,104	2,773
*	Aptiv plc	35,692	2,768
	Southwest Airlines Co.	77,007	2,681
*	Burlington Stores Inc.	10,132	2,556
*	DraftKings Inc. Class A	76,843	2,548
	Best Buy Co. Inc.	31,114	2,467
	Fox Corp. Class A	34,878	2,284
	Ralph Lauren Corp.	6,191	2,274
	Toll Brothers Inc.	15,755	2,203
	TKO Group Holdings Inc.	11,088	2,150
	Domino's Pizza Inc.	5,095	2,138
*	Rivian Automotive Inc. Class A	125,699	2,119
	Dick's Sporting Goods Inc.	10,081	2,082
*	Deckers Outdoor Corp.	23,461	2,065
*	Viking Holdings Ltd.	29,403	1,964
*	BJ's Wholesale Club Holdings Inc.	21,147	1,887
	Texas Roadhouse Inc.	10,684	1,872
	Service Corp. International	22,529	1,789
	Hasbro Inc.	21,467	1,773
	Wynn Resorts Ltd.	13,193	1,698
*	Wayfair Inc. Class A	15,307	1,696
	New York Times Co. Class A	26,207	1,690
	News Corp. Class A	61,867	1,589
*	On Holding AG Class A	35,907	1,580
	Aramark	41,606	1,546
*	GameStop Corp. Class A	66,748	1,504

		Shares	Market Value ($000)
*	Planet Fitness Inc. Class A	13,237	1,482
	BorgWarner Inc. (XNYS)	33,675	1,450
*	American Airlines Group Inc.	103,022	1,447
	Pool Corp.	5,849	1,425
*	Five Below Inc.	8,508	1,403
*	SharkNinja Inc.	13,805	1,347
	Lithia Motors Inc.	4,202	1,340
*	Norwegian Cruise Line Holdings Ltd.	71,939	1,328
	Fox Corp. Class B	22,755	1,326
*	Lyft Inc. Class A	62,896	1,323
	LKQ Corp.	40,946	1,216
*	Ollie's Bargain Outlet Holdings Inc.	9,684	1,192
*	Chewy Inc. Class A	34,210	1,189
*	Duolingo Inc.	6,078	1,163
	Wingstop Inc.	4,382	1,160
*	MGM Resorts International	32,386	1,143
*	Mattel Inc.	53,202	1,124
*	Dutch Bros Inc. Class A	19,159	1,123
	Churchill Downs Inc.	10,285	1,122
	Murphy USA Inc.	2,828	1,089
*	Floor & Decor Holdings Inc. Class A	16,813	1,070
	Hyatt Hotels Corp. Class A	6,364	1,046
	Gap Inc.	36,395	985
	Macy's Inc.	43,624	975
	VF Corp.	55,300	968
*	SiteOne Landscape Supply Inc.	6,982	938
*	CarMax Inc.	24,044	930
*	Bright Horizons Family Solutions Inc.	8,973	922
*	AutoNation Inc.	4,320	913
	Lear Corp.	8,447	907
	H&R Block Inc.	20,957	883
*	Etsy Inc.	16,221	879
	Wyndham Hotels & Resorts Inc.	11,955	875
*	Amer Sports Inc.	23,553	874
	Nexstar Media Group Inc.	4,460	857
	Thor Industries Inc.	8,017	847
*	QuantumScape Corp.	67,935	830
	Gentex Corp.	35,820	818
	Vail Resorts Inc.	5,654	793
*	Cava Group Inc.	15,730	769
	Boyd Gaming Corp.	9,136	761
*	Alaska Air Group Inc.	17,742	760
*	Caesars Entertainment Inc.	32,640	760
	U-Haul Holding Co.	15,789	760
*	Crocs Inc.	8,599	731
*	Grand Canyon Education Inc.	4,375	690
	Travel & Leisure Co.	9,897	679
*	e.l.f. Beauty Inc.	8,651	659
	Whirlpool Corp.	8,440	653
	Sirius XM Holdings Inc.	29,902	636
*	Valvoline Inc.	20,083	629
	PVH Corp.	7,153	606
	News Corp. Class B	20,180	594
	Bath & Body Works Inc.	33,667	586
*	Liberty Media Corp.-Liberty Live Class C	7,330	581
*	Madison Square Garden Sports Corp.	2,525	576
*	YETI Holdings Inc.	12,975	538
	Penske Automotive Group Inc.	2,899	469
	Harley-Davidson Inc.	17,540	430
	Choice Hotels International Inc.	4,253	388
*	RH	2,396	378
*	Birkenstock Holding plc	8,480	367
*	Liberty Media Corp.-Liberty Formula One Class A	4,136	363
*	Avis Budget Group Inc.	2,646	360
*	Penn Entertainment Inc.	23,475	348
	Dillard's Inc. Class A	456	306
*,1	Lucid Group Inc.	19,514	266
	Newell Brands Inc.	65,668	240
*	Liberty Media Corp.-Liberty Live Class A	2,945	226
	Columbia Sportswear Co.	4,177	224

		Shares	Market Value ($000)
	Wendy's Co.	25,734	217
*	Coty Inc. Class A	54,336	180
	Lennar Corp. Class B	1,328	164
*	Under Armour Inc. Class A	34,524	159
*	U-Haul Holding Co. (XNYS)	2,132	112
*	Under Armour Inc. Class C	24,946	110
			1,439,848
Consumer Staples (3.6%)
	Procter & Gamble Co.	377,309	55,902
	Coca-Cola Co.	624,548	45,667
	Philip Morris International Inc.	250,318	39,420
	PepsiCo Inc.	220,168	32,748
	McKesson Corp.	20,163	17,766
	CVS Health Corp.	201,304	16,177
	Altria Group Inc.	271,067	15,996
	Mondelez International Inc. Class A	208,133	11,982
	Cencora Inc.	29,470	10,872
	Colgate-Palmolive Co.	129,574	10,417
*	Monster Beverage Corp.	112,161	8,411
	Corteva Inc.	110,066	7,426
	Kroger Co.	97,756	6,577
	Sysco Corp.	78,076	5,949
	Kimberly-Clark Corp.	53,592	5,848
	Keurig Dr Pepper Inc.	208,335	5,813
	Kenvue Inc.	306,596	5,320
	Archer-Daniels-Midland Co.	76,981	4,676
	Hershey Co.	23,502	4,420
	General Mills Inc.	88,352	4,184
	Kellanova	44,968	3,761
	Kraft Heinz Co.	137,367	3,504
	Casey's General Stores Inc.	5,931	3,383
	Church & Dwight Co. Inc.	39,319	3,348
	Constellation Brands Inc. Class A	23,656	3,226
*	US Foods Holding Corp.	36,878	2,901
	McCormick & Co. Inc.	40,534	2,735
	Tyson Foods Inc. Class A	44,993	2,612
*	Performance Food Group Co.	24,568	2,385
	Clorox Co.	19,791	2,136
	Bunge Global SA	21,664	2,081
	J M Smucker Co.	16,832	1,754
	Conagra Brands Inc.	77,767	1,388
	Coca-Cola Consolidated Inc.	8,160	1,330
*	Sprouts Farmers Market Inc.	15,865	1,330
	Molson Coors Beverage Co. Class B	27,511	1,280
	Lamb Weston Holdings Inc.	21,437	1,266
	Albertsons Cos. Inc. Class A	65,363	1,198
*	Celsius Holdings Inc.	26,725	1,094
	Ingredion Inc.	10,093	1,085
	Hormel Foods Corp.	45,646	1,060
	Campbell's Co.	30,647	934
*	Darling Ingredients Inc.	24,604	901
*	Post Holdings Inc.	7,943	826
	Brown-Forman Corp. Class B	23,240	674
	Primo Brands Corp.	40,478	635
*	BellRing Brands Inc.	20,044	619
*	Freshpet Inc.	7,495	428
	Flowers Foods Inc.	29,374	315
*	Boston Beer Co. Inc. Class A	1,300	253
	Pilgrim's Pride Corp.	6,504	247
	Reynolds Consumer Products Inc.	8,593	215
	Brown-Forman Corp. Class A	6,875	196
	Seaboard Corp.	40	187
	Smithfield Foods Inc.	7,181	155
			367,013
Energy (2.9%)
	Exxon Mobil Corp.	696,120	80,694
	Chevron Corp.	308,517	46,626
	ConocoPhillips	203,447	18,044
	Williams Cos. Inc.	195,609	11,918

		Shares	Market Value ($000)
	Marathon Petroleum Corp.	49,432	9,577
	EOG Resources Inc.	87,026	9,386
	Phillips 66	65,518	8,973
	Valero Energy Corp.	50,210	8,875
	SLB Ltd.	241,168	8,740
	Kinder Morgan Inc.	312,350	8,533
	Baker Hughes Co.	159,075	7,986
	Cheniere Energy Inc.	35,424	7,385
	ONEOK Inc.	100,549	7,322
	EQT Corp.	99,816	6,075
	Targa Resources Corp.	34,557	6,058
	Occidental Petroleum Corp.	115,268	4,841
	Diamondback Energy Inc.	30,044	4,584
*	First Solar Inc.	16,254	4,436
	Expand Energy Corp.	35,562	4,336
	Devon Energy Corp.	99,605	3,691
	Halliburton Co.	137,987	3,618
	Coterra Energy Inc.	120,887	3,245
	TechnipFMC plc	65,764	2,977
	Texas Pacific Land Corp.	3,065	2,649
	DT Midstream Inc.	16,456	1,999
*	Antero Resources Corp.	47,253	1,721
	Ovintiv Inc. (XNYS)	40,962	1,678
	Permian Resources Corp.	107,092	1,552
	Range Resources Corp.	38,607	1,525
	APA Corp.	58,164	1,452
	HF Sinclair Corp.	26,201	1,386
	Viper Energy Inc. Class A	26,770	978
	NOV Inc.	62,799	965
	Antero Midstream Corp.	52,824	951
	Chord Energy Corp.	9,287	872
	Weatherford International plc	11,272	843
	Matador Resources Co.	19,512	827
*	Enphase Energy Inc.	20,015	577
	Civitas Resources Inc.	14,522	427
			298,322
Financials (10.8%)
*	Berkshire Hathaway Inc. Class B	296,324	152,254
	JPMorgan Chase & Co.	446,203	139,697
	Bank of America Corp.	1,083,709	58,141
	Wells Fargo & Co.	518,204	44,488
	Goldman Sachs Group Inc.	48,299	39,897
	Morgan Stanley	185,667	31,500
	Citigroup Inc.	293,381	30,394
	Blackrock Inc.	24,504	25,663
	Charles Schwab Corp.	274,148	25,422
	S&P Global Inc.	49,347	24,616
	Progressive Corp.	94,175	21,546
	Chubb Ltd.	59,864	17,731
	Blackstone Inc.	117,643	17,225
	CME Group Inc.	57,773	16,261
*	Robinhood Markets Inc. Class A	118,910	15,279
	Marsh & McLennan Cos. Inc.	79,330	14,553
	Intercontinental Exchange Inc.	91,650	14,417
	KKR & Co. Inc.	109,034	13,336
	Bank of New York Mellon Corp.	113,388	12,711
	US Bancorp	251,422	12,332
	Moody's Corp.	25,020	12,279
	PNC Financial Services Group Inc.	63,629	12,135
	Aon plc Class A (XNYS)	33,773	11,953
	Travelers Cos. Inc.	36,385	10,656
	Arthur J Gallagher & Co.	40,764	10,094
	Truist Financial Corp.	206,755	9,614
*	NU Holdings Ltd. Class A	538,843	9,370
*	Coinbase Global Inc. Class A	33,780	9,216
	Allstate Corp.	42,488	9,049
	Apollo Global Management Inc.	66,296	8,741
	Aflac Inc.	78,426	8,651
	Ameriprise Financial Inc.	15,387	7,012

		Shares	Market Value ($000)
	American International Group Inc.	91,318	6,955
	MetLife Inc.	90,718	6,945
	MSCI Inc.	12,127	6,836
	Hartford Insurance Group Inc.	45,117	6,182
	Prudential Financial Inc.	56,902	6,160
	Nasdaq Inc.	66,320	6,030
*	Arch Capital Group Ltd.	58,866	5,529
	State Street Corp.	45,605	5,428
*	SoFi Technologies Inc.	181,729	5,401
	Willis Towers Watson plc	15,482	4,970
	M&T Bank Corp.	25,382	4,828
	Fifth Third Bancorp	107,753	4,683
	Ares Management Corp. Class A	29,763	4,668
	Raymond James Financial Inc.	29,455	4,611
	LPL Financial Holdings Inc.	12,837	4,570
	Interactive Brokers Group Inc. Class A	68,604	4,461
	Cboe Global Markets Inc.	16,930	4,371
	Broadridge Financial Solutions Inc.	18,792	4,286
*	Markel Group Inc.	2,015	4,192
	Cincinnati Financial Corp.	24,915	4,176
	Huntington Bancshares Inc.	250,409	4,082
	Northern Trust Corp.	30,117	3,956
	Citizens Financial Group Inc.	70,096	3,792
	Regions Financial Corp.	144,256	3,671
	W R Berkley Corp.	47,009	3,652
	Brown & Brown Inc.	45,120	3,629
	T Rowe Price Group Inc.	35,436	3,628
	Brookfield Asset Management Ltd. Class A	61,098	3,222
	Rocket Cos. Inc. Class A	152,536	3,048
	Principal Financial Group Inc.	35,587	3,018
	Loews Corp.	27,521	2,969
	First Citizens BancShares Inc. Class A	1,532	2,877
	KeyCorp	152,642	2,806
	Fidelity National Financial Inc.	41,879	2,489
	East West Bancorp Inc.	22,199	2,369
	Annaly Capital Management Inc.	102,528	2,338
	Carlyle Group Inc.	42,109	2,296
	Equitable Holdings Inc.	47,416	2,214
	Everest Group Ltd.	6,762	2,125
	Unum Group	27,294	2,074
	Tradeweb Markets Inc. Class A	18,832	2,050
	Reinsurance Group of America Inc.	10,635	2,019
	Stifel Financial Corp.	16,194	1,976
	RenaissanceRe Holdings Ltd.	7,524	1,965
	Evercore Inc. Class A	5,981	1,914
	Assurant Inc.	8,239	1,880
	Ally Financial Inc.	44,794	1,850
	First Horizon Corp.	81,757	1,826
	Globe Life Inc.	13,439	1,811
	AGNC Investment Corp.	168,228	1,765
	FactSet Research Systems Inc.	6,090	1,689
	Old Republic International Corp.	36,080	1,663
	Comerica Inc.	20,599	1,656
	Webster Financial Corp.	27,301	1,627
	Houlihan Lokey Inc.	8,793	1,542
	Blue Owl Capital Inc.	98,558	1,478
	Southstate Bank Corp.	16,333	1,462
	American Financial Group Inc.	10,445	1,438
	Invesco Ltd.	57,560	1,407
	Wintrust Financial Corp.	10,426	1,397
	Jefferies Financial Group Inc.	24,226	1,394
	Western Alliance Bancorp	17,035	1,389
	Kinsale Capital Group Inc.	3,603	1,387
	Primerica Inc.	5,187	1,335
	SEI Investments Co.	16,420	1,328
	Columbia Banking System Inc.	47,095	1,305
	Corebridge Financial Inc.	43,418	1,303
	TPG Inc.	21,422	1,266
	XP Inc. Class A	63,986	1,261
	Popular Inc.	10,684	1,226

		Shares	Market Value ($000)
	Axis Capital Holdings Ltd.	11,947	1,221
	Zions Bancorp NA	22,919	1,220
	Affiliated Managers Group Inc.	4,393	1,181
	OneMain Holdings Inc.	18,818	1,167
	Cullen / Frost Bankers Inc.	9,375	1,160
	Lincoln National Corp.	28,080	1,155
	Pinnacle Financial Partners Inc.	12,068	1,106
	Franklin Resources Inc.	48,566	1,097
	Voya Financial Inc.	15,191	1,068
	Synovus Financial Corp.	21,899	1,056
	Hanover Insurance Group Inc.	5,647	1,048
	MGIC Investment Corp.	36,889	1,046
	Commerce Bancshares Inc.	19,383	1,045
	Prosperity Bancshares Inc.	15,175	1,043
	Starwood Property Trust Inc.	56,605	1,038
	First American Financial Corp.	15,537	1,022
	SLM Corp.	32,894	964
	Ryan Specialty Holdings Inc.	16,523	960
	Rithm Capital Corp.	83,218	956
	MarketAxess Holdings Inc.	5,746	942
	FNB Corp.	55,823	929
	Janus Henderson Group plc	19,732	862
	Morningstar Inc.	3,708	797
	RLI Corp.	12,867	793
	White Mountains Insurance Group Ltd.	389	787
	Lazard Inc.	15,490	782
	Hamilton Lane Inc. Class A	6,304	781
	Bank OZK	16,809	774
	Assured Guaranty Ltd.	7,317	662
*	Circle Internet Group Inc.	7,585	606
*	Brighthouse Financial Inc.	8,981	589
	First Hawaiian Inc.	19,701	491
	Virtu Financial Inc. Class A	12,600	451
	BOK Financial Corp.	3,528	397
	Kemper Corp.	9,635	392
*	Credit Acceptance Corp.	846	391
*	Freedom Holding Corp.	2,787	368
	CNA Financial Corp.	3,305	155
	UWM Holdings Corp.	24,642	144
	TFS Financial Corp.	8,238	117
			1,092,142
Health Care (9.4%)
	Eli Lilly & Co.	128,727	138,442
	Johnson & Johnson	386,653	80,006
	AbbVie Inc.	284,639	64,812
	UnitedHealth Group Inc.	146,223	48,220
	Merck & Co. Inc.	404,834	42,439
	Abbott Laboratories	278,198	35,860
	Thermo Fisher Scientific Inc.	60,665	35,843
*	Intuitive Surgical Inc.	57,342	32,885
	Amgen Inc.	86,423	29,856
	Gilead Sciences Inc.	200,055	25,175
*	Boston Scientific Corp.	237,148	24,090
	Pfizer Inc.	913,211	23,506
	Danaher Corp.	102,483	23,241
	Medtronic plc	206,076	21,706
	Stryker Corp.	55,300	20,526
*	Vertex Pharmaceuticals Inc.	41,309	17,912
	Bristol-Myers Squibb Co.	327,728	16,124
	HCA Healthcare Inc.	27,483	13,969
	Regeneron Pharmaceuticals Inc.	16,766	13,081
	Elevance Health Inc.	36,367	12,302
	Cigna Group	42,083	11,669
*	IDEXX Laboratories Inc.	12,972	9,766
	Zoetis Inc.	71,773	9,200
*	Alnylam Pharmaceuticals Inc.	20,043	9,044
	Becton Dickinson & Co.	46,023	8,929
*	Edwards Lifesciences Corp.	92,654	8,030
	Cardinal Health Inc.	37,724	8,007

		Shares	Market Value ($000)
	Agilent Technologies Inc.	45,758	7,024
*	IQVIA Holdings Inc.	27,436	6,311
*	Insmed Inc.	29,880	6,208
	ResMed Inc.	23,473	6,005
	GE HealthCare Technologies Inc.	73,683	5,894
*	Veeva Systems Inc. Class A	23,772	5,712
*	Natera Inc.	20,788	4,964
	Humana Inc.	19,422	4,773
	STERIS plc	15,863	4,224
*	Biogen Inc.	23,055	4,198
*	Dexcom Inc.	62,934	3,994
*	Waters Corp.	9,531	3,845
*	Insulet Corp.	11,208	3,667
	Labcorp Holdings Inc.	13,528	3,636
*	United Therapeutics Corp.	7,116	3,458
	Quest Diagnostics Inc.	17,843	3,376
*	Illumina Inc.	25,418	3,341
	West Pharmaceutical Services Inc.	11,482	3,183
*	Centene Corp.	79,653	3,134
	Zimmer Biomet Holdings Inc.	31,728	3,094
*	Exact Sciences Corp.	30,193	3,058
*	Tenet Healthcare Corp.	14,095	3,056
*	Hologic Inc.	35,870	2,689
*	Incyte Corp.	25,525	2,666
*	Cooper Cos. Inc.	32,039	2,497
	Royalty Pharma plc Class A	61,467	2,460
*	Neurocrine Biosciences Inc.	15,606	2,375
*	Revolution Medicines Inc.	28,319	2,202
*	Medpace Holdings Inc.	3,605	2,136
	Universal Health Services Inc. Class B	8,686	2,116
*	Ionis Pharmaceuticals Inc.	25,236	2,088
*	Solventum Corp.	23,445	1,999
	Revvity Inc.	18,955	1,979
	Viatris Inc.	183,076	1,957
*	Exelixis Inc.	42,532	1,879
	Encompass Health Corp.	16,113	1,873
*	Elanco Animal Health Inc. (XNYS)	80,103	1,864
*	Penumbra Inc.	6,102	1,789
*	BioMarin Pharmaceutical Inc.	30,909	1,729
*	Jazz Pharmaceuticals plc	9,363	1,653
*	Align Technology Inc.	11,162	1,643
*	Globus Medical Inc. Class A	17,712	1,613
	QIAGEN NV	33,638	1,606
	Bio-Techne Corp.	24,782	1,599
	Baxter International Inc.	82,389	1,544
*	Moderna Inc.	57,738	1,500
*	Repligen Corp.	8,603	1,471
*	Halozyme Therapeutics Inc.	20,043	1,431
*	Charles River Laboratories International Inc.	7,966	1,419
*	Roivant Sciences Ltd.	64,286	1,338
*	Molina Healthcare Inc.	8,715	1,292
*	Henry Schein Inc.	17,238	1,285
*	Avantor Inc.	107,628	1,262
*	Corcept Therapeutics Inc.	14,820	1,177
*	Doximity Inc. Class A	21,389	1,100
	Chemed Corp.	2,378	1,044
*	Masimo Corp.	7,106	1,012
*	Tempus AI Inc.	12,978	1,011
*	Bio-Rad Laboratories Inc. Class A	3,053	992
	Teleflex Inc.	7,054	807
	Bruker Corp.	16,263	794
*	DaVita Inc.	6,032	722
*	Viking Therapeutics Inc.	17,137	631
*	Inspire Medical Systems Inc.	4,495	559
*	Envista Holdings Corp.	26,399	552
*	Sotera Health Co.	31,038	543
*	Ultragenyx Pharmaceutical Inc.	14,141	491
*	Apellis Pharmaceuticals Inc.	16,959	361
	DENTSPLY SIRONA Inc.	31,328	355
*	Summit Therapeutics Inc. (XNMS)	18,533	332

		Shares	Market Value ($000)
	Organon & Co.	40,823	315
*	Sarepta Therapeutics Inc.	14,594	311
	Perrigo Co. plc	21,423	286
*	Acadia Healthcare Co. Inc.	14,276	246
*	Certara Inc.	19,077	175
*	Caris Life Sciences Inc.	4,343	111
			951,676
Industrials (11.6%)
	Visa Inc. Class A	273,650	91,520
	Mastercard Inc. Class A	130,726	71,969
	General Electric Co.	168,970	50,429
	Caterpillar Inc.	74,395	42,834
	RTX Corp.	215,003	37,606
	American Express Co.	88,196	32,215
	GE Vernova Inc.	43,916	26,340
	Accenture plc Class A	100,591	25,148
	Union Pacific Corp.	96,075	22,273
	Capital One Financial Corp.	100,942	22,113
*	Boeing Co.	116,447	22,008
	Eaton Corp. plc	62,981	21,785
	Honeywell International Inc.	102,023	19,608
	Deere & Co.	39,263	18,237
	Parker-Hannifin Corp.	20,702	17,839
	Automatic Data Processing Inc.	65,510	16,725
	Lockheed Martin Corp.	33,568	15,369
	Trane Technologies plc	35,822	15,098
	3M Co.	85,066	14,636
	General Dynamics Corp.	40,647	13,886
	Howmet Aerospace Inc.	64,440	13,184
	CRH plc	108,952	13,070
	Sherwin-Williams Co.	37,502	12,889
	Northrop Grumman Corp.	21,801	12,476
	Johnson Controls International plc	106,106	12,341
	TransDigm Group Inc.	8,891	12,093
	Emerson Electric Co.	90,614	12,086
	Illinois Tool Works Inc.	47,209	11,768
	United Parcel Service Inc. Class B (XNYS)	118,485	11,350
	Cummins Inc.	22,126	11,018
	Quanta Services Inc.	23,688	11,012
	CSX Corp.	301,662	10,667
	Norfolk Southern Corp.	36,284	10,598
	Cintas Corp.	55,237	10,275
	PayPal Holdings Inc.	153,638	9,632
	FedEx Corp.	34,099	9,400
	PACCAR Inc.	82,931	8,743
	United Rentals Inc.	10,328	8,419
	L3Harris Technologies Inc.	30,048	8,374
	Ferguson Enterprises Inc.	31,157	7,841
	AMETEK Inc.	37,095	7,341
	Rockwell Automation Inc.	18,181	7,197
	Carrier Global Corp.	126,643	6,950
	WW Grainger Inc.	7,121	6,755
*	Fair Isaac Corp.	3,716	6,710
*	Axon Enterprise Inc.	12,001	6,482
	Vulcan Materials Co.	21,231	6,311
	Martin Marietta Materials Inc.	9,618	5,994
*	Block Inc. (XNYS)	87,567	5,849
	Paychex Inc.	51,666	5,771
	Westinghouse Air Brake Technologies Corp.	27,234	5,680
	Otis Worldwide Corp.	63,613	5,652
	Fidelity National Information Services Inc.	84,754	5,574
	Xylem Inc.	39,136	5,505
*	Keysight Technologies Inc.	27,760	5,495
	Comfort Systems USA Inc.	5,590	5,461
*	Fiserv Inc.	86,940	5,344
	Ingersoll Rand Inc. (XYNS)	65,046	5,226
	Verisk Analytics Inc.	22,563	5,078
*	Mettler-Toledo International Inc.	3,366	4,971
	Synchrony Financial	60,331	4,667

		Shares	Market Value ($000)
	EMCOR Group Inc.	7,124	4,382
	Equifax Inc.	19,918	4,230
	Dover Corp.	21,938	4,065
	Old Dominion Freight Line Inc.	30,024	4,062
	Veralto Corp.	38,529	3,900
*	Teledyne Technologies Inc.	7,492	3,742
	PPG Industries Inc.	36,719	3,673
	Hubbell Inc.	8,497	3,666
	Curtiss-Wright Corp.	6,026	3,400
	Expeditors International of Washington Inc.	21,997	3,231
*	Corpay Inc.	10,854	3,211
	Amcor plc	372,987	3,178
*	Trimble Inc.	38,140	3,105
*	Affirm Holdings Inc.	42,912	3,045
	Smurfit WestRock plc	84,354	3,011
	CH Robinson Worldwide Inc.	18,925	3,007
	Global Payments Inc.	39,257	2,974
	HEICO Corp. Class A	11,843	2,925
	Fortive Corp.	54,425	2,911
	Packaging Corp. of America	14,184	2,895
	Woodward Inc.	9,529	2,859
	FTAI Aviation Ltd.	16,369	2,836
	nVent Electric plc	26,330	2,824
	Snap-on Inc.	8,228	2,798
*	Rocket Lab Corp.	66,250	2,792
	Pentair plc	26,210	2,758
	Dow Inc.	113,631	2,710
	DuPont de Nemours Inc.	67,496	2,684
	TransUnion	31,226	2,656
	BWX Technologies Inc.	14,663	2,623
*	XPO Inc.	18,410	2,615
	Jacobs Solutions Inc.	19,176	2,585
	Lennox International Inc.	5,124	2,556
*	API Group Corp.	59,491	2,353
	ITT Inc.	12,642	2,328
	Textron Inc.	27,752	2,308
	Allegion plc	13,840	2,298
*	ATI Inc.	22,644	2,283
	Graco Inc.	27,043	2,229
	HEICO Corp.	7,014	2,223
	Masco Corp.	34,264	2,223
	AECOM	21,255	2,192
	JB Hunt Transport Services Inc.	12,593	2,191
	RPM International Inc.	20,424	2,190
	Carlisle Cos. Inc.	6,871	2,185
	Ball Corp.	43,573	2,158
*	MasTec Inc.	10,066	2,153
	IDEX Corp.	12,236	2,128
	Lincoln Electric Holdings Inc.	8,756	2,096
	WESCO International Inc.	7,794	2,084
*	TopBuild Corp.	4,595	2,079
	Nordson Corp.	8,712	2,071
*	Zebra Technologies Corp. Class A	8,165	2,064
	Jack Henry & Associates Inc.	11,692	2,040
	Huntington Ingalls Industries Inc.	6,331	1,986
	Watsco Inc.	5,598	1,939
*	Builders FirstSource Inc.	17,264	1,938
*	QXO Inc.	99,416	1,862
	Acuity Inc.	4,996	1,831
	Crown Holdings Inc.	18,795	1,820
	Stanley Black & Decker Inc.	25,008	1,789
	Advanced Drainage Systems Inc.	11,492	1,751
	MKS Inc.	10,968	1,715
	Donaldson Co. Inc.	18,814	1,691
	Booz Allen Hamilton Holding Corp.	19,696	1,644
	Regal Rexnord Corp.	10,763	1,571
	Owens Corning	13,762	1,558
	Applied Industrial Technologies Inc.	6,011	1,556
*	Core & Main Inc. Class A	30,683	1,483
	Tetra Tech Inc.	42,127	1,464

		Shares	Market Value ($000)
	Flowserve Corp.	20,507	1,463
*	Generac Holdings Inc.	9,463	1,435
	Crane Co.	7,779	1,426
	CNH Industrial NV	141,858	1,338
	Oshkosh Corp.	10,425	1,336
	AptarGroup Inc.	10,702	1,335
	Valmont Industries Inc.	3,115	1,286
	Armstrong World Industries Inc.	6,756	1,282
*	Saia Inc.	4,370	1,230
	A O Smith Corp.	18,171	1,199
	Allison Transmission Holdings Inc.	13,403	1,188
	Knight-Swift Transportation Holdings Inc.	25,917	1,187
	Eagle Materials Inc.	5,194	1,162
	Genpact Ltd.	25,331	1,116
	Simpson Manufacturing Co. Inc.	6,585	1,102
	Toro Co.	15,751	1,098
	Ryder System Inc.	6,327	1,096
	Air Lease Corp.	16,394	1,048
*	Paylocity Holding Corp.	7,104	1,047
	Cognex Corp.	27,432	1,045
	AGCO Corp.	9,819	1,040
*	Axalta Coating Systems Ltd.	34,451	1,038
	Littelfuse Inc.	4,051	1,037
	AAON Inc.	11,055	1,033
*	Kirby Corp.	8,898	1,010
	Esab Corp.	8,986	1,009
*	ExlService Holdings Inc.	24,963	992
	Fortune Brands Innovations Inc.	19,126	987
	Sealed Air Corp.	22,947	986
	MSA Safety Inc.	5,827	940
*	Middleby Corp.	7,941	939
*	Mohawk Industries Inc.	8,077	936
*	GXO Logistics Inc.	18,062	916
*	Gates Industrial Corp. plc	39,884	908
	Ralliant Corp.	17,793	878
*	FTI Consulting Inc.	5,257	858
	Vontier Corp.	23,261	844
	Louisiana-Pacific Corp.	9,924	814
*	WEX Inc.	5,358	795
*	BILL Holdings Inc.	15,480	776
*	Shift4 Payments Inc. Class A	10,494	774
	Graphic Packaging Holding Co.	47,080	762
*	Everus Construction Group Inc.	8,010	737
	Sensata Technologies Holding plc	22,827	732
	ADT Inc.	88,594	731
*	Aurora Innovation Inc.	172,229	722
*	Amentum Holdings Inc.	25,052	717
	Landstar System Inc.	5,470	716
*	Spirit AeroSystems Holdings Inc. Class A	18,419	677
	Sonoco Products Co.	15,476	653
	Brunswick Corp.	9,766	646
	MSC Industrial Direct Co. Inc. Class A	6,904	614
*	Trex Co. Inc.	16,789	587
*	StandardAero Inc.	22,268	582
	WillScot Holdings Corp.	27,980	553
	Silgan Holdings Inc.	13,905	551
*	Hayward Holdings Inc.	31,188	513
*	Euronet Worldwide Inc.	6,793	503
*	Loar Holdings Inc.	6,702	459
*	James Hardie Industries plc	23,179	458
	Western Union Co.	51,939	457
	Crane NXT Co.	7,717	434
	Robert Half Inc.	15,552	421
	Leonardo DRS Inc.	11,959	409
*	Karman Holdings Inc.	4,642	311
	ManpowerGroup Inc.	7,228	208
	Schneider National Inc. Class B	8,122	184
			1,174,536

		Shares	Market Value ($000)
Real Estate (2.1%)
	Welltower Inc.	107,357	22,354
	Prologis Inc.	148,999	19,151
	American Tower Corp.	75,152	13,623
	Equinix Inc.	15,694	11,822
	Simon Property Group Inc.	52,078	9,703
	Digital Realty Trust Inc.	54,179	8,675
	Realty Income Corp.	145,628	8,390
*	CBRE Group Inc. Class A	47,853	7,744
	Public Storage	25,395	6,972
	Crown Castle Inc.	69,924	6,383
	Ventas Inc.	72,801	5,870
	VICI Properties Inc.	169,495	4,885
*	CoStar Group Inc.	67,064	4,614
	Extra Space Storage Inc.	33,859	4,509
	AvalonBay Communities Inc.	22,923	4,171
	Iron Mountain Inc.	47,192	4,075
	Equity Residential	61,188	3,778
	SBA Communications Corp.	17,143	3,330
	Invitation Homes Inc.	97,918	2,761
	Essex Property Trust Inc.	10,211	2,692
	Sun Communities Inc.	20,264	2,611
	Weyerhaeuser Co.	116,034	2,577
	Mid-America Apartment Communities Inc.	18,808	2,556
*	Jones Lang LaSalle Inc.	7,622	2,482
	WP Carey Inc.	34,932	2,353
	Kimco Realty Corp.	107,447	2,220
	Omega Healthcare Investors Inc.	46,487	2,135
	Regency Centers Corp.	29,146	2,074
	Healthpeak Properties Inc.	112,490	2,054
	Gaming & Leisure Properties Inc.	45,826	1,995
	Host Hotels & Resorts Inc.	111,205	1,961
	Equity LifeStyle Properties Inc.	30,975	1,947
*	Zillow Group Inc. Class C	26,175	1,947
	UDR Inc.	53,420	1,946
	Lamar Advertising Co. Class A	14,188	1,878
	BXP Inc.	25,687	1,859
	Camden Property Trust	17,427	1,853
	American Homes 4 Rent Class A	55,355	1,778
	Rexford Industrial Realty Inc.	38,543	1,604
	EastGroup Properties Inc.	8,696	1,575
	Alexandria Real Estate Equities Inc.	27,672	1,485
	CubeSmart	35,736	1,330
	Federal Realty Investment Trust	13,423	1,325
	Agree Realty Corp.	17,096	1,286
	Brixmor Property Group Inc.	48,047	1,256
	NNN REIT Inc.	29,536	1,221
	STAG Industrial Inc.	29,499	1,159
	First Industrial Realty Trust Inc.	20,125	1,152
	Vornado Realty Trust	28,965	1,066
	Healthcare Realty Trust Inc.	51,618	941
	Kilroy Realty Corp.	18,575	797
	Millrose Properties Inc.	22,674	691
	Cousins Properties Inc.	26,233	676
	EPR Properties	11,755	614
*	Zillow Group Inc. Class A	7,915	573
	Rayonier Inc.	24,361	541
	Americold Realty Trust Inc.	44,841	486
	Highwoods Properties Inc.	16,682	464
	Medical Properties Trust Inc.	78,529	452
*	Howard Hughes Holdings Inc.	4,856	435
	Lineage Inc.	11,100	398
	Park Hotels & Resorts Inc.	30,900	334
	National Storage Affiliates Trust	11,068	326
			215,915
Technology (39.2%)
	NVIDIA Corp.	3,760,778	665,658
	Apple Inc.	2,342,612	653,237
	Microsoft Corp.	1,191,702	586,329

		Shares	Market Value ($000)
	Alphabet Inc. Class A	934,321	299,151
	Broadcom Inc.	742,100	299,037
	Alphabet Inc. Class C	760,219	243,361
	Meta Platforms Inc. Class A	350,825	227,317
*	Palantir Technologies Inc. Class A	350,961	59,119
*	Advanced Micro Devices Inc.	258,793	56,295
	Oracle Corp.	266,059	53,731
	International Business Machines Corp.	149,492	46,130
	Micron Technology Inc.	179,550	42,460
	Salesforce Inc.	150,045	34,591
	Applied Materials Inc.	128,242	32,349
	Lam Research Corp.	205,529	32,062
	QUALCOMM Inc.	172,456	28,988
*	Intel Corp.	702,287	28,485
	Intuit Inc.	43,868	27,816
	Amphenol Corp. Class A	193,724	27,296
*	ServiceNow Inc.	33,207	26,978
	KLA Corp.	21,403	25,159
	Texas Instruments Inc.	146,129	24,589
*	AppLovin Corp. Class A	38,320	22,972
*	Adobe Inc.	68,399	21,897
	Analog Devices Inc.	79,817	21,179
*	Palo Alto Networks Inc.	105,564	20,071
*	Crowdstrike Holdings Inc. Class A	39,245	19,982
*	Cadence Design Systems Inc.	43,845	13,673
*	Snowflake Inc.	50,198	12,612
	Marvell Technology Inc.	138,983	12,425
*	Synopsys Inc.	29,675	12,404
*	DoorDash Inc. Class A	57,652	11,436
	Vertiv Holdings Co. Class A	61,145	10,990
	Corning Inc.	125,476	10,565
*	Autodesk Inc.	34,262	10,393
*	Cloudflare Inc. Class A	49,559	9,922
	Western Digital Corp.	55,661	9,091
*	Fortinet Inc.	102,390	8,307
*	Datadog Inc. Class A	49,663	7,947
	Roper Technologies Inc.	17,274	7,708
*	Strategy Inc.	42,435	7,519
*	Workday Inc. Class A	34,650	7,471
	Monolithic Power Systems Inc.	7,437	6,903
	Dell Technologies Inc. Class C	48,648	6,487
	Cognizant Technology Solutions Corp. Class A	79,263	6,159
*	Sandisk Corp.	21,733	4,852
	Teradyne Inc.	25,856	4,703
	Hewlett Packard Enterprise Co.	211,183	4,619
	Microchip Technology Inc.	84,988	4,554
*	Pure Storage Inc. Class A	49,667	4,418
*	MongoDB Inc.	12,667	4,210
*	Reddit Inc. Class A	18,829	4,076
*	Coherent Corp.	24,637	4,047
*	Zscaler Inc.	15,710	3,951
*	Atlassian Corp. Ltd. Class A	26,063	3,897
	Leidos Holdings Inc.	20,385	3,896
	HP Inc.	152,393	3,721
*	Zoom Communications Inc.	42,035	3,571
*	Flex Ltd.	60,098	3,552
	Jabil Inc.	16,846	3,550
	NetApp Inc.	31,698	3,536
*	ON Semiconductor Corp.	68,180	3,425
	VeriSign Inc.	13,568	3,419
*	PTC Inc.	19,309	3,387
*	Tyler Technologies Inc.	6,962	3,269
*	Astera Labs Inc.	20,103	3,168
	CDW Corp.	21,338	3,077
*	HubSpot Inc.	8,037	2,952
*	Twilio Inc. Class A	22,674	2,941
	SS&C Technologies Holdings Inc.	33,919	2,915
*	Guidewire Software Inc.	13,402	2,895
*	Gartner Inc.	12,145	2,827
*	GoDaddy Inc. Class A	21,943	2,806

		Shares	Market Value ($000)
*	Super Micro Computer Inc. (XNGS)	82,791	2,802
	Qnity Electronics Inc.	33,736	2,736
*	Toast Inc. Class A	72,265	2,471
*	Pinterest Inc. Class A	94,447	2,467
	Gen Digital Inc. (XNGS)	88,152	2,325
*	Docusign Inc.	32,302	2,240
*	F5 Inc.	9,226	2,206
*	Unity Software Inc.	51,403	2,186
*	CACI International Inc. Class A	3,524	2,175
*	Okta Inc.	26,472	2,126
*	Dynatrace Inc.	47,169	2,102
*	Akamai Technologies Inc.	23,236	2,080
*	Nutanix Inc. Class A	40,857	1,953
	TD SYNNEX Corp.	12,420	1,894
	Entegris Inc.	24,167	1,864
*	MACOM Technology Solutions Holdings Inc.	10,351	1,811
*	Dayforce Inc.	24,898	1,720
*	Manhattan Associates Inc.	9,678	1,708
*	EPAM Systems Inc.	8,980	1,679
*	Samsara Inc. Class A	43,650	1,660
	Skyworks Solutions Inc.	24,106	1,590
*	Lattice Semiconductor Corp.	22,176	1,557
*	Procore Technologies Inc.	18,767	1,390
	Amdocs Ltd.	18,002	1,377
	Paycom Software Inc.	8,343	1,345
	Match Group Inc.	39,953	1,331
*	Rubrik Inc. Class A	18,832	1,305
*	Qorvo Inc.	13,578	1,166
*	Onto Innovation Inc.	8,023	1,149
*	Maplebear Inc.	27,215	1,143
	Bentley Systems Inc. Class B	25,809	1,083
*	Elastic NV	14,322	1,010
*	Cirrus Logic Inc.	8,331	1,003
*	Confluent Inc. Class A	43,705	972
*	Kyndryl Holdings Inc.	36,498	943
*	Arrow Electronics Inc.	8,537	922
*	Dropbox Inc. Class A	30,345	907
*	Gitlab Inc. Class A	21,789	895
	Universal Display Corp.	7,254	863
*	UiPath Inc. Class A	60,575	840
	KBR Inc.	20,329	838
*	Appfolio Inc. Class A	3,473	793
	Pegasystems Inc.	13,669	749
*	SentinelOne Inc. Class A	46,110	747
	Amkor Technology Inc.	19,483	709
*	Parsons Corp.	8,293	702
*	CCC Intelligent Solutions Holdings Inc.	91,624	683
	Avnet Inc.	13,500	641
	Dolby Laboratories Inc. Class A	9,495	640
	Science Applications International Corp.	7,392	637
*	GLOBALFOUNDRIES Inc.	16,165	579
*	Allegro MicroSystems Inc.	19,355	517
*	ZoomInfo Technologies Inc.	46,487	461
*	Globant SA	6,784	432
*	Teradata Corp.	14,975	429
*	nCino Inc.	16,754	414
*	DXC Technology Co.	28,484	376
*	IAC Inc.	10,574	371
*	RingCentral Inc. Class A	12,598	356
*	IPG Photonics Corp.	3,936	313
*	Trump Media & Technology Group Corp.	26,594	307
	Concentrix Corp.	7,118	258
*	DoubleVerify Holdings Inc.	21,307	225
*	Clarivate plc	55,710	209
*	SailPoint Inc.	9,399	173
*	NIQ Global Intelligence plc	9,003	141
	Ingram Micro Holding Corp.	3,235	69
			3,978,250

		Shares	Market Value ($000)
Telecommunications (1.9%)
	Cisco Systems Inc.	639,578	49,209
	AT&T Inc.	1,127,036	29,325
	Verizon Communications Inc.	678,776	27,904
*	Arista Networks Inc.	165,769	21,663
	Comcast Corp. Class A	584,494	15,600
	T-Mobile US Inc.	73,014	15,261
	Motorola Solutions Inc.	26,790	9,904
*	Ciena Corp.	22,574	4,610
*	Lumentum Holdings Inc.	11,155	3,627
*	Charter Communications Inc. Class A	14,050	2,812
*	Roku Inc.	20,824	2,016
*	AST SpaceMobile Inc.	31,074	1,746
*	Frontier Communications Parent Inc.	39,605	1,502
	Millicom International Cellular SA	16,229	861
*	Liberty Broadband Corp. Class C	17,621	816
	Ubiquiti Inc.	650	379
*	Liberty Global Ltd. Class A	25,769	294
*	Liberty Global Ltd. Class C	22,564	259
	Iridium Communications Inc.	14,933	245
*	Liberty Broadband Corp. Class A	3,457	160
*	GCI Liberty Inc. Class C	3,539	118
*	GCI Liberty Inc. Class A	515	17
*,2	GCI Liberty Inc.	11,885	—
			188,328
Utilities (2.5%)
	NextEra Energy Inc.	331,338	28,591
	Constellation Energy Corp.	50,323	18,336
	Southern Co.	176,841	16,114
	Duke Energy Corp.	124,877	15,477
	Waste Management Inc.	59,416	12,945
	American Electric Power Co. Inc.	85,925	10,635
	Sempra	104,903	9,936
	Vistra Corp.	54,391	9,728
	Dominion Energy Inc.	137,130	8,608
	Xcel Energy Inc.	95,308	7,826
	Exelon Corp.	162,578	7,661
	Republic Services Inc.	32,561	7,068
	Entergy Corp.	71,938	7,015
	Public Service Enterprise Group Inc.	80,452	6,719
	Consolidated Edison Inc.	57,985	5,819
	WEC Energy Group Inc.	51,218	5,740
	PG&E Corp.	352,724	5,686
	NRG Energy Inc.	30,632	5,192
	Ameren Corp.	43,478	4,624
	DTE Energy Co.	33,347	4,570
	Atmos Energy Corp.	25,542	4,505
	PPL Corp.	119,367	4,405
	FirstEnergy Corp.	87,727	4,186
	CenterPoint Energy Inc.	103,994	4,158
	American Water Works Co. Inc.	31,369	4,080
	Eversource Energy	59,332	3,986
	CMS Energy Corp.	47,638	3,594
	Edison International	61,015	3,593
	NiSource Inc.	76,037	3,355
	Alliant Energy Corp.	41,409	2,877
	Evergy Inc.	36,902	2,865
*	Talen Energy Corp.	7,260	2,862
*	Clean Harbors Inc.	8,209	1,868
	Essential Utilities Inc.	45,233	1,791
	Pinnacle West Capital Corp.	19,312	1,755
	AES Corp.	115,403	1,623
	OGE Energy Corp.	31,716	1,452
	UGI Corp.	33,964	1,343
	National Fuel Gas Co.	14,121	1,164
	IDACORP Inc.	8,481	1,118
	Brookfield Renewable Corp. (XTSE)	21,244	881
	MDU Resources Group Inc.	31,897	680
	Clearway Energy Inc. Class C	14,942	547

		Shares	Market Value ($000)
	Clearway Energy Inc. Class A	3,175	109
			257,087
Total Common Stocks (Cost $5,977,258)			10,106,894
Rights (0.0%)
*	GCI Liberty Inc. Exp. 12/17/2025 (Cost $—)	1,556	9
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.024% (Cost $26,382)	263,827	26,383
Total Investments (99.9%) (Cost $6,003,640)			10,133,286
Other Assets and Liabilities—Net (0.1%)			10,520
Net Assets (100%)			10,143,806
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $198.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $203 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	108	37,041	372
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,106,894	—	—	10,106,894
Rights	9	—	—	9
Temporary Cash Investments	26,383	—	—	26,383
Total	10,133,286	—	—	10,133,286
Derivative Financial Instruments
Assets
Futures Contracts[1]	372	—	—	372
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.